Cover	Dec. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2022
Entity File Number	811-23222
Entity Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Tax Identification Number	86-3860707
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	690 Lee Road
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	386-4068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Hartford Schroders ESG US Equity ETF
Trading Symbol	HEET
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	false